UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-4438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Mr. Beverley Hendry,
300 S.E. 2nd Street, Suite #820,
Fort Lauderdale,
Florida 33301

Registrant’s telephone number, including area code:	954-767-9900

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Statement of Net Assets (unaudited)

July 31, 2004

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—96.3%
Common Stocks—96.3%
Consumer Discretionary—13.3%
1,360,000	APN News & Media Corporation Limited	$4,038,211
720,010	Info Media	408,421
2,900,000	Ion Limited	3,533,715
1,906,000	Pacifica Group Limited	5,592,695
793,000	TABCORP Holdings Limited	7,758,073

		21,331,115

Consumer Staples—15.2%
444,000	Billabong International Limited	2,524,778
2,680,000	Foster’s Group Limited	8,689,605
840,000	Lion Nathan Limited	4,100,118
696,000	McGuigan Simeon Wines Limited	2,412,674
797,000	Woolworths Limited	6,535,811

		24,262,986

Energy—2.1%
263,000	Woodside Petroleum Limited	3,313,379

Financials—33.8%
988,000	Australia & New Zealand Banking Group Limited	12,495,653
294,000	Australian Stock Exchange Limited	3,242,740
705,000	AXA Asia Pacific Holdings Limited	1,565,066
69,108	Bendigo Bank Limited	472,348
285,000	Commonwealth Bank of Australia	6,231,061
187,000	National Australia Bank Limited	3,492,600
1,403,000	QBE Insurance Group Limited	12,261,865
408,000	Suncorp-Metway Limited	3,971,543
873,000	Westpac Banking Corporation Limited	10,301,451

		54,034,327

Shares	Description	Value (US$)
Industrials—4.0%
981,000	Leighton Holdings Limited	$6,437,139

Materials—8.9%
724,000	BHP Billiton Limited	6,682,489
283,000	Rio Tinto Limited	7,509,228

		14,191,717

Property—3.9%
594,679	Westfield Trust	6,309,276

Telecommunication Services—10.4%
2,580,000	Telecom Corporation of New Zealand Limited	10,009,531
1,932,000	Telstra Corporation Limited	6,670,192

		16,679,723

Utilities—4.7%
560,000	Australian Gas Light Company Limited	4,941,318
1,574,000	GasNet Australia Group	2,623,409

		7,564,727

	Total long-term investments (cost $113,072,830)	154,124,389

Principal Amount (000)
SHORT-TERM INVESTMENT—0.7%
Repurchase Agreement—0.7%
1,141	State Street Bank and Trust Company, 1.20%, dated 7/30/04, due 8/2/04 in the amount of $1,141,114 (cost $1,141,000; collaterized by $975,000 U.S. Treasury Bonds, 6.625%, 2/15/27; value including interest $1,168,837)	1,141,000

Total Investments—97.0% (cost $114,213,830)	155,265,389
Other Assets in excess of Liabilities—3.0%	4,881,402
Net assets—100%	$160,146,791
Net Asset Value per common share ($160,146,791/16,777,298 shares issued and outstanding)	$9.55

See Notes to Financial Statements.

Aberdeen Australia Equity Fund, Inc.

7

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date:	September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date:	September 22, 2004

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date:	September 22, 2004